SCHEDULE OF AGING ANALYSIS OF TRADE RECEIVABLES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 71,423	$ 12,604
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	20,375	9,609
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	11,051	1,667
Later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 39,997	$ 1,328